Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
12.
RELATED PARTY TRANSACTIONS

After the completion of share transfer between Yun Chen and CARTECH in August 2025, Haier Group became the Company’s related party since then. And as Ping An Group still has one seat in the Board of Directors and above 5% of the total issued and outstanding shares of the Company, the identity of the related party has remained unchanged.

During the years ended December 31, 2023, 2024 and 2025, related party transactions were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Services provided to Ping An Group (a)	134,378	305,958	320,509	45,832
Services provided to Haier Group (b)	—	—	5,054	723
Net revenues from related parties	134,378	305,958	325,563	46,555

Services provided by and assets purchased from Ping An Group (c)	191,413	209,820	164,545	23,530
Services provided by and assets purchased from Haier Group (d)	—	—	9,046	1,294
Services provided by and assets purchased from other related parties	94	612	—	—
Services provided by related parties	191,507	210,432	173,591	24,824

Interest income from Ping An Group	202,304	215,253	114,424	16,362

As of December 31, 2024 and 2025, balances with related parties were as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current
Ping An Group (e)	63,957	42,413	6,065
Haier Group	—	1,186	170
	63,957	43,599	6,235
Amounts due from related parties, non-current
Ping An Group (e)	3,521	9,709	1,388

Amounts included in “Cash and cash equivalents” (f)	158,589	73,415	10,498
Amounts included in “Short-term investments” (f)	4,935,177	2,006,611	286,942
Amounts included in “Restricted cash” (f)	91,809	79,424	11,357
Amounts included in “Lease liabilities” (f)	83,879	52,430	7,498

Amounts due to related parties
Haier Group (g)	—	9,079	1,299
Ping An Group (h)	38,235	4,645	664
Other related parties	15	15	2
	38,250	13,739	1,965

(a)
The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
(b)
The amount represents advertising services and technical services provided to Haier Group.
(c)
The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(d)
The amount represents vehicles rental services and other miscellaneous services provided by Haier Group.
(e)
Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, and service fee receivable.
(f)
The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products issued by Ping An Group as a part of the Company’s cash management plan. The Company has lease liabilities associated with Ping An Group under certain lease agreements.
(g)
The outstanding payable to Haier Group primarily consists of payable for vehicles rental services and other miscellaneous services.
(h)
The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.